Note 14 - Segments (Details Textual)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Industry in which Entity Operates	1
Number of Reportable Segments	2
Assets, Total [Member] | Geographic Concentration Risk [Member] | Asia [Member]
Concentration Risk, Percentage	32.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Number of Customers	0	0	0